PROSHARES TRUST
ProShares Ultra Anthropic
(the “Fund”)
Supplement dated November 9, 2026
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated November 6, 2026, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.